Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Income Taxes

Note 9 — Income Taxes

The Company’s net deferred tax assets are as follows:

	December 31, 2024	December 31, 2023
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$694,480	$436,196
Unrealized gain/loss – Trust	—	(13,661)
Net deferred tax asset	694,480	422,535
Valuation allowance	(694,480)	(436,196)
Deferred tax (liability), net of allowance	$—	$(13,661)

The income tax provision consists of the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Federal
Current	$94,174	$480,069
Deferred	(271,945)	(226,991)

State
Change in valuation allowance	258,284	203,712
Income tax provision	$80,513	$456,790

As of December 31, 2024 and 2023, the Company had $0 in U.S. federal net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2024 and 2023, the change in the valuation allowance was $258,284 and $203,712.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2024	December 31, 2023
Statutory federal income tax rate	21.0%	21.0%
Prior Year Trueup	0.00	0.00
Change in fair value of warrant liabilities	(18.7)	(11.4)
Business combination expenses	0.00	5.8
Penalties and interest	0.00	0.2
Change in valuation allowance	(3.0)	12.6
Income tax provision	(0.90)%	28.2%

The Company files income tax returns in the U.S. federal, New York and New York City jurisdictions and is subject to examination by the various taxing authorities since inception.